Condensed Consolidated Balance Sheets (unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 6,421,908	$ 609,061	$ 75,103
Accounts receivable	138,300	18,220	108,586
Inventory			24,067
Other Receivables	244,282
Prepaid expenses	42,035	2,800	38,832
Note receivable and accrued interest	1,400,009
Total Current Assets	8,246,534	630,081	246,588
Deposits	35,025	10,025	10,000
Debt issuance costs	1,751,071
Oil and gas property, plant and equipment:
Proven property - net	4,111,567	893,763	586,654
Unproven property	1,641,826	1,520,870	2,055,090
Vehicles, furniture and equipment - net	52,588	2,380	994
Total Assets	15,838,611	3,057,119	2,899,326
Current Liabilities:
Accounts payable and accrued liabilities	1,778,804	904,615	419,658
Liability to be issued in stock		9,000
Due to former officer - current	751,000	715,000
Demand notes payable	120,000	216,000	180,000
Current maturities of notes payable - net of debt discount	4,827		148,734
Derivative liability - warrants	148,769	76,675	593,555
Other current liabilities	50,000
Total Current Liabilities	2,853,400	1,921,290	1,341,947
Long-term Liabilities:
Due to former officer	48,000	84,000
Asset retirement obligations	34,157	34,000
Notes payable - net of debt discount	1,167,283	790,528
Convertible notes payable, net of debt discount	10,280,596
Total Long-Term Liabilities	11,530,036	908,528
Total Liabilities	14,383,436	2,829,818	1,341,947
Commitments and Contingencies
Stockholders' Equity (Deficit):
Series A, convertible preferred stock	1	1	1
Common stock,value	492,874	466,924	442,811
Additional paid in capital	20,265,577	13,680,474	9,769,750
Accumulated deficit	(19,283,277)	(13,900,098)	(8,655,183)
Less: Treasury stock, 40 shares Series A, convertible preferred stock, at cost	(20,000)	(20,000)
Total Stockholders' Equity (Deficit)	1,455,175	227,301	1,557,379
Total Liabilities and Stockholders' Equity (Deficit)	$ 15,838,611	$ 3,057,119	$ 2,899,326